Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 05, 2024	Dec. 13, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 02, 2024
Equity [Line Items]
Net proceeds (in Dollars)						$ 34,399,268
Ordinary shares outstanding				55,235,284	31,949,038
Par value, per share (in Dollars per share)				$ 0.00005	$ 0.00005
Preferred shares, shares issued				3,700,000	3,700,000
Preferred shares, par value (in Dollars per share)				$ 0.00005	$ 0.00005
Voting right					(20)
Ordinary shares, shares issued				55,235,284	31,949,038
Number of ordinary shares	3
Issuance of Preferred Shares [Member]
Equity [Line Items]
Voting power percentage		79.00%
Issuance of Preferred Shares [Member]
Equity [Line Items]
Preferred shares, shares issued		3,700,000
Preferred shares, par value (in Dollars per share)		$ 0.00005
Voting right		20
Fair value amount (in Dollars)					$ 3,700,000
Preferred stock equivalent (in Dollars)					$ 730.93
Price per share (in Dollars per share)					$ 0.0001975
Common Stock [Member]
Equity [Line Items]
Par value, per share (in Dollars per share)	$ 0.00005
Ordinary shares, shares issued				31,949,038	55,235,284		600,000
Initial Public Offering [Member]
Equity [Line Items]
Depositary shares			5,700,000
Issued price per share (in Dollars per share)			$ 6.8
Net proceeds (in Dollars)			$ 33,110,000
Commissions and other offering expense (in Dollars)			$ 5,650,000
Ordinary shares outstanding			24,015,592
Par value, per share (in Dollars per share)			$ 0.00005